Consolidated Statements of Changes in Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement - Consolidated Statements of Changes in Equity (Parenthetical) [Line Items]
Currency translation adjustments, tax	$ 2	$ 6	$ 17
Unrealized loss on pension liability, tax	23	29	10
Unrealized gain on available for sale security, tax		1
Cash flow hedges, tax	$ (1)	$ 1	$ 20